UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5484

Zenix Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

ZENIX INCOME FUND INC.

FORM N-Q

DECEMBER 31, 2004

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited)

Face Amount	Rating(a)	Security	Value
CORPORATE BONDS AND NOTES — 94.4%
Aerospace/Defense — 0.1%
$ 100,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	$113,250

Airlines — 0.6%
1,723,536	D	Airplanes Pass-Through Trust, Corporate Asset-Backed Securities, Series 1, Class D, 10.875% due 3/15/19 (b)(c)(d)	0
		Continental Airlines, Inc., Pass-Through Certificates:
78,148	BB	Series 00-2, Class C, 8.312% due 4/2/11	60,214
420,000	B	Series 01-2, Class D, 7.568% due 12/1/06	344,942
		United Air Lines, Inc., Pass-Through Certificates:
		Class B:
167,473	NR	Series 00-1, 8.030% due 7/1/11 (d)	28,474
397,660	NR	Series 00-2, 7.811% due 10/1/09 (d)	108,897
185,000	NR	Class C, Series 01-1, 6.831% due 9/1/08 (d)	8,640

			551,167

Apparel — 0.7%
		Levi Strauss & Co.:
95,000	CCC	Notes, 7.000% due 11/1/06	100,225
		Sr. Notes:
300,000	CCC	11.625% due 1/15/08	316,500
55,000	CCC	12.250% due 12/15/12	61,463
149,000	B+	The William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11	167,625

			645,813

Automobile — 2.7%
120,000	B+	Arvin Capital Trust I, Capital Securities, 9.500% due 2/1/27	124,800
340,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	360,400
375,000	B-	Eagle-Picher Inc., Sr. Sub Notes, 9.750% due 9/1/13	376,875
125,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31	126,081
225,000	BBB-	Ford Motor Credit Co., Notes, 7.250% due 10/25/11	241,621
225,000	BBB-	General Motors Acceptance Corp., Notes, 6.875% due 8/28/12	230,060
		General Motors Corp.:
325,000	BBB-	Debentures, 8.375% due 7/15/33	337,659
350,000	BBB-	Sr. Notes, 7.125% due 7/15/13	358,735

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Automobile — 2.7% (continued)
$ 100,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	$113,500
150,000	B-	Tenneco Automotive Inc., Secured Notes, Series B, 10.250% due 7/15/13	177,750
49,000	BB-	TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13	59,290

			2,506,771

Broadcasting/Multimedia — 2.4%
437,746	B-	CanWest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (e)	471,671
175,000	CCC-	Muzak LLC/Muzak Finance Corp., Sr. Notes, 10.000% due 2/15/09	163,844
75,000	B-	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	84,375
		Paxson Communications Corp.:
240,000	CCC	Sr. Sub. Discount Notes, step bond to yield 11.326% due 1/15/09	225,600
135,000	CCC	Sr. Sub. Notes, 10.750% due 7/15/08	142,425
265,000	B-	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	289,844
125,000	CCC+	Spanish Broadcasting System, Inc., Sub. Notes, 9.625% due 11/1/09	131,563
475,000	BBB+	Time Warner Inc., Sr. Debentures, 6.625% due 5/15/29	513,416
250,000	CCC+	Young Broadcasting Inc., Sr. Sub Notes, 8.750% due 1/15/14	253,125

			2,275,863

Building Products — 2.0%
400,000	B+	Ainsworth Lumber Co., Ltd., Sr. Notes, 6.750% due 3/15/14	393,500
		Associated Materials Inc.:
700,000	B-	Sr. Discount Notes, step bond to yield 11.239% due 3/1/14	507,500
75,000	B-	Sr. Sub. Notes, 9.750% due 4/15/12	84,187
275,000	CCC+	Brand Services, Inc., Sr. Notes, 12.000% due 10/15/12	309,375

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Building Products — 2.0% (continued)
$ 300,000	B-	Goodman Global Holding Co., Inc., Sr. Notes, 5.760% due 6/15/12 (e)(f)	$306,000
250,000	B-	THL Buildco, Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (e)	262,500

			1,863,062

Cable/Satellite Television — 6.9%
		Charter Communications Holdings, LLC:
		Sr. Discount Notes:
550,000	CCC-	Step bond to yield 15.720% due 1/15/10	515,625
490,000	CCC-	Step bond to yield 13.499% due 1/15/11	414,050
320,000	CCC-	Step bond to yield 24.804% due 5/15/11	236,800
875,000	CCC-	Sr. Notes, 10.750% due 10/1/09	800,625
		CSC Holdings Inc.:
425,000	BB-	Debentures, 7.625% due 7/15/18	451,562
		Sr. Notes:
175,000	BB-	7.875% due 12/15/07	188,562
		Series B:
225,000	BB-	8.125% due 7/15/09	247,219
125,000	BB-	7.625% due 4/1/11	135,312
300,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	342,000
400,000	BB-	DIRECTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	450,500
348,000	BB-	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09	384,540
165,000	B-	Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield 13.748% due 2/15/11	161,287
300,000	B+	Insight Midwest LP/Insight Capital Inc., Sr. Notes, 10.500% due 11/1/10	330,000
525,000	B	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13	567,000
50,000	B-	NTL Cable PLC., Sr. Notes, 8.750% due 4/15/14 (e)	56,625
225,000	B+	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14 (e)	252,281
795,000	B+	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	890,400

			6,424,388

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Chemicals — 5.2%
$ 195,000	BB-	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	$217,912
400,000	B+	Equistar Chemicals LP/Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	466,000
125,000	BB+	FMC Corp., Medium-Term Notes, Series A, 6.750% due 5/5/05	127,187
200,000	B +	Huntsman Advanced Materials LLC., Secured Notes, 11.000% due 7/15/10 (e)	239,000
		Huntsman ICI Holdings LLC:
885,000	CCC+	Sr. Discount Notes, zero coupon bond to yield 13.262% due 12/31/09	500,025
155,000	B-	Sr. Notes, 9.875% due 3/1/09	170,887
300,000	B+	International Specialty Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	333,750
315,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	357,525
415,000	B+	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	494,887
125,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	146,563
400,000	B-	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	441,000
105,000	B-	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	112,350
		Resolution Performance Products Inc.:
75,000	CCC+	Sr. Secured Notes, 9.500% due 4/15/10	81,563
350,000	CCC	Sr. Sub. Notes, 13.500% due 11/15/10	382,375
		Rhodia S.A.:
125,000	CCC+	Sr. Notes, 10.250% due 6/1/10	141,250
475,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11	480,938
163,000	BB-	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	185,005

			4,878,217

Consumer Products and Services — 4.0%
290,000	BBB-	American Greetings Corp., Notes, 6.100% due 8/1/28	311,025
455,000	CCC+	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07	450,450
350,000	B-	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	295,750

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Consumer Products and Services — 4.0% (continued)
$ 179,000	NR	Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08	$197,226
400,000	B	Playtex Products, Inc., Sr. Secured Notes, 8.000% due 3/1/11	439,000
300,000	B-	Riddell Bell Holdings Inc., Sr. Sub. Notes, 8.375% due 10/1/12 (e)	312,000
		Service Corp. International:
220,000	BB	Debentures, 7.875% due 2/1/13	240,350
		Notes:
270,000	BB	6.875% due 10/1/07	282,488
635,000	BB	6.500% due 3/15/08	658,813
280,000	B	Sola International Inc., Notes, 6.875% due 3/15/08	284,533
230,000	B+	Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due 7/1/08	250,125

			3,721,760

Containers/Packaging — 3.8%
425,000	B+	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	456,875
187,000	B-	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	215,050
600,000	BB-	Owens-Brockway Glass Container Inc., Sr. Secured Notes, 8.875% due 2/15/09	654,750
400,000	B+	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	452,000
		Pliant Corp.:
175,000	CCC+	Secured Notes, 11.125% due 9/1/09	191,625
60,000	CCC+	Sr. Sub. Notes, 13.000% due 6/1/10	58,800
125,000	CCC	Radnor Holdings, Inc., Sr. Notes, 11.000% due 3/15/10	107,813
275,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (e)	300,977
700,000	B	Stone Container Finance Corp., Sr. Notes, 7.375% due 7/15/14	749,000
385,000	CCC	Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10	367,675

			3,554,565

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Diversified Commercial Services — 1.4%
$ 395,000	B-	Advanstar Communications Inc., Sr. Secured Notes, 9.790% due 8/15/08 (f)	$414,750
400,000	B-	Allied Security Escrow Corp., Sr. Sub Notes, 11.375% due 7/15/11 (e)	420,000
		Iron Mountain, Inc., Sr. Sub. Notes:
100,000	B	8.625% due 4/1/13	106,750
325,000	B	7.750% due 1/15/15	331,500

			1,273,000

Diversified Financial Services — 3.2%
450,000	B-	BCP Caylux SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (e)	509,625
175,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Sr. Secured Notes, 9.000% due 7/15/14 (e)	195,125
400,000	B-	Global Cash Access Finance Corp., Sr. Sub. Notes, 8.750% due 3/15/12	433,000
375,000	B	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	420,000
405,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	439,546
1,000,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,032,500

			3,029,796

Diversified Manufacturing — 2.3%
220,000	NR	Aqua-Chem, Inc., Sr. Sub. Notes, 11.250% due 7/1/08 (c)	177,100
200,000	B-	Blount Inc., Sr. Sub Notes, 8.875% due 8/1/12	218,000
275,000	B-	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (e)	297,000
700,000	B-	KI Holdings Inc., Sr. Discount Notes, step bond to yield 9.879% due 11/15/14 (e)	451,500
275,000	B-	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	301,125
225,000	B-	Mueller Holdings Inc., Sr. Discount Notes, step bond to yield 15.005% due 4/15/14	155,250
475,000	CCC+	Park-Ohio Industries, Inc., Sr. Sub. Notes, 8.375% due 11/15/14 (e)	477,375
100,000	B+	Wolverine Tube, Inc., Sr. Notes, 10.500% due 4/1/09	109,500

			2,186,850

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Diversified Telecommunications — 4.8%
		AT&T Corp., Sr. Notes:
$ 425,000	BB+	9.050% due 11/15/11	$491,406
225,000	BB+	9.750% due 11/15/31	269,719
735,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (e)	852,600
		Qwest Services Corp., Notes:
575,000	B	14.000% due 12/15/10 (e)	694,313
283,000	B	14.500% due 12/15/14 (e)	359,410
		Sprint Capital Corp.:
900,000	BBB-	Notes, 8.750% due 3/15/32	1,202,769
600,000	BBB-	Sr. Notes, 6.875% due 11/15/28	658,877

			4,529,094

Electronics — 1.3%
		Amkor Technology, Inc.:
125,000	B	Sr. Notes, 9.250% due 2/15/08	128,437
374,000	CCC+	Sr. Sub. Notes, 10.500% due 5/1/09	375,870
430,000	B	Sanmina-SCI Corp., Sub. Debentures, zero coupon bond to yield 10.805% due 9/12/20 (g)	226,825
440,000	BBB-	Thomas & Betts Corp., Notes, 6.625% due 5/7/08	471,246

			1,202,378

Energy – Pipelines — 4.0%
		Dynegy Holdings Inc.:
1,000,000	CCC+	Debentures, 7.625% due 10/15/26	873,750
525,000	B-	Secured Notes, 8.020% due 7/15/08 (e)(f)	574,875
1,175,000	CCC+	El Paso Corp., Medium-Term Notes, Sr. Notes, 7.750% due 1/15/32	1,130,937
		The Williams Cos., Inc., Notes:
275,000	B+	7.625% due 7/15/19	303,875
600,000	B+	7.875% due 9/1/21	672,000
200,000	B+	8.750% due 3/15/32	230,750

			3,786,187

Environmental Services — 1.5%
		Allied Waste North America, Inc., Sr. Notes, Series B:
455,000	BB-	8.500% due 12/1/08	484,575
75,000	BB-	9.250% due 9/1/12	81,563
325,000	B+	7.375% due 4/15/14	312,813

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Environmental Services — 1.5% (continued)
$ 425,000	B	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	$484,500

			1,363,451

Farming/Agriculture — 0.9%
425,000	B	Hines Nurseries, Inc., Sr. Sub. Notes, 10.250% due 10/1/11	466,437
310,000	BB	IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11	359,600
30,000	B+	Terra Capital, Inc., Sr. Secured Notes, 12.875% due 10/15/08	37,650

			863,687

Foods & Beverages — 1.6%
75,000	BB-	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	85,312
354,649	BB	Ahold Lease USA Inc., Series A-1, 7.820% due 1/2/20	385,015
155,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	169,531
195,000	BB-	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	200,119
200,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	225,000
475,000	B-	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (e)	454,813

			1,519,790

Healthcare — 5.2%
225,000	CC	aaiPharma Inc., Sr. Sub. Notes, 12.000% due 4/1/10	169,312
400,000	B-	AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13	427,000
225,000	B	Athena Neurosciences Finance LLC., Sr. Notes, 7.250% due 2/21/08	236,250
125,000	B-	Curative Health Services, Inc., Sr. Notes, 10.750% due 5/1/11	112,500
354,725	B+	Dade Behring Holdings, Inc., Sr. Sub. Notes, 11.910% due 10/3/10	396,405
		Extendicare Health Services, Inc., Sr. Sub. Notes:
120,000	B	9.500% due 7/1/10	135,000
300,000	B-	6.875% due 5/1/14	307,500
125,000	CCC+	Hanger Orthopedic Group, Inc., Sr. Notes, 10.375% due 2/15/09	129,687
200,000	BB+	HCA, Inc., Notes, 6.375% due 1/15/15	201,178

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Healthcare — 5.2% (continued)
$ 450,000	B-	Iasis Healthcare Inc., Sr. Sub. Notes, 8.750% due 6/15/14	$492,750
225,000	CCC+	InSight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11	228,375
200,000	CCC+	Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12	219,500
425,000	B-	Medical Device Manufacturig Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (e)	460,062
		Tenet Healthcare Corp.:
750,000	B-	Notes, 7.375% due 2/1/13	731,250
100,000	B-	Sr. Notes, 5.375% due 11/15/06	101,000
450,000	BB-	Valeant Pharmaceuticals International, Sr. Notes, 7.000% due 12/15/11	470,250

			4,818,019

Home Builders — 1.9%
		D.R. Horton, Inc.:
285,000	BB+	Sr. Notes, 8.000% due 2/1/09	320,269
160,000	BB-	Sr. Sub. Notes, 9.375% due 3/15/11	177,600
235,000	BB-	KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11	259,675
265,000	BBB-	Lennar Corp., Sr. Notes, Series B, 9.950% due 5/1/10	284,294
185,000	BBB-	The Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10	202,113
335,000	BB-	Schuler Homes, Inc., Sr. Sub. Notes, 10.500% due 7/15/11	382,738
155,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	180,575

			1,807,264

Home & Office Furnishings — 1.6%
435,000	CCC	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	361,050
300,000	B-	Interface, Inc., Sr. Notes, 10.375% due 2/1/10	346,500
425,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	452,625
575,000	B-	Simmons Bedding Co., Sr. Discount Notes, step bond to yield 10.006% due 12/15/14 (e)	353,625

			1,513,800

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Hotel/Casinos/Gaming — 7.2%
$ 370,000	B	Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09	$414,400
		Herbst Gaming, Inc., Sr. Sub. Notes:
425,000	B-	8.125% due 6/1/12	456,875
50,000	B-	7.000% due 11/15/14 (e)	50,875
		Hilton Hotels Corp.:
100,000	BBB-	Notes, 7.625% due 12/1/12	117,120
270,000	BBB-	Sr. Notes, 7.950% due 4/15/07	293,828
515,000	B+	Host Marriott, L.P., Series 1, Notes, 9.500% due 1/15/07	566,500
450,000	B	Isle of Capri Casinos, Inc., Sr. Sub Notes, 7.000% due 3/1/14	461,250
400,000	B	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	439,000
		Mandalay Resort Group:
125,000	BB-	Sr. Sub. Debentures, 7.625% due 7/15/13	137,500
340,000	BB-	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	385,900
		Meristar Hospitality Operating Partnership, L.P., Sr. Notes:
50,000	CCC+	9.000% due 1/15/08	52,938
350,000	CCC+	10.500% due 6/15/09	383,250
475,000	BB+	MGM MIRAGE: Sr. Notes, 6.750% due 9/1/12	502,313
		Sr. Sub. Notes:
155,000	BB-	9.750% due 6/1/07	172,825
225,000	BB-	8.375% due 2/1/11	254,813
		Park Place Entertainment Corp., Sr. Sub. Notes:
200,000	BB-	8.875% due 9/15/08	227,000
100,000	BB-	7.875% due 3/15/10	113,125
455,000	BB-	8.125% due 5/15/11	527,800
450,000	B-	Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.250% due 3/15/12	480,375
125,000	B+	Station Casinos, Inc., Sr. Sub Notes, 6.875% due 3/1/16	130,781
455,000	B	Venetian Casino Resort, LLC/Las Vegas Sands, Inc., Mortgage Secured Notes, 11.000% due 6/15/10	521,544

			6,690,012

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Leisure/Entertainment — 0.9%
$ 625,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield 9.386% due 3/15/14	$475,000
50,000	CCC+	Loews Cineplex Entertainment Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (e)	54,375
		Six Flags, Inc., Sr. Notes:
175,000	CCC	9.750% due 4/15/13	178,500
100,000	CCC	9.625% due 6/1/14	101,000

			808,875

Machinery — 0.8%
75,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	76,875
50,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (e)	55,875
100,000	B-	Columbus McKinnon Corp., Sr. Secured Notes, 10.000% due 8/1/10	113,000
100,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (e)	102,500
265,000	B	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	294,150
120,000	B+	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	133,200

			775,600

Mining/Steel — 1.2%
275,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	281,531
179,000	BBB	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14	221,960
230,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	262,200
300,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	366,246

			1,131,937

Oil & Gas Production — 2.2%
300,000	B	Hanover Compressor Inc., Sr. Notes, 9.000% due 6/1/14	335,250
198,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	225,720
405,000	B+	Plains Exploration & Production Co., Sr. Sub. Notes, 8.750% due 7/1/12	454,613
90,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	98,100

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Oil & Gas Production — 2.2% (continued)
$ 155,000	BB-	SESI, LLC, Sr. Notes, 8.875% due 5/15/11	$170,500
400,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	450,000
		Vintage Petroleum, Inc.:
215,000	BB-	Sr. Notes, 8.250% due 5/1/12	238,113
50,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	53,500

			2,025,796

Paper/Forestry Products — 3.1%
400,000	BB-	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	404,000
425,000	B+	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	471,750
225,000	B-	Blue Ridge Paper Products, Inc., Sr. Secured Notes, 9.500% due 12/15/08	213,187
550,000	BB	Bowater Inc., Debentures, 9.500% due 10/15/12	632,372
		Buckeye Technologies Inc., Sr. Sub. Notes:
155,000	B	9.250% due 9/15/08	155,775
555,000	B	8.000% due 10/15/10	557,775
450,000	B-	Newark Group Inc., Sr. Sub. Notes, 9.750% due 3/15/14	481,500

			2,916,359

Printing/Publishing — 1.7%
200,000	B-	Cenveo, Inc., Sr. Sub. Notes, 7.875% due 12/1/13	187,000
114,000	B	Dex Media East LLC / Dex Media East Finance Co., Notes, 12.125% due 11/15/12	139,507
250,000	B	Dex Media, Inc., Discount Notes, step bond to yield 8.904% due 11/15/13	197,187
244,000	B	Dex Media West LLC/ Dex Media Finance Co., Sr. Sub. Notes, 9.875% due 8/15/13	282,430
225,000	B-	Houghton Mifflin Co., Sr. Discount Notes, step bond to yield 11.492% due 10/15/13	166,500
215,000	B+	Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12	237,037
104,000	B	PEI Holdings, Inc., Sr. Notes, 11.000% due 3/15/10	121,680
75,000	B+	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (e)	89,438
100,000	B-	Vertis Inc., Secured Notes, 9.750% due 4/1/09	109,000
98,000	BB-	Yell Finance BV, Sr. Discount Notes, step bond to yield 12.263% due 8/1/11	96,775

			1,626,554

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Restaurants — 0.7%
$ 450,000	CCC	Sbarro, Inc., Sr. Sub Notes, 11.000% due 9/15/09	$456,750
225,000	B	VICORP Restaurants, Inc., Sr. Notes, 10.500% due 4/15/11	227,250

			684,000

Retail Stores — 2.8%
300,000	BB+	The Gap Inc., Notes, 10.050% due 12/15/08	366,750
		J.C. Penney Co., Inc., Notes:
450,000	BB+	8.000% due 3/1/10	516,375
309,000	BB+	9.000% due 8/1/12	382,388
275,000	B	The Jean Coutu Group (PJC) Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (e)	283,250
		Rite Aid Corp.:
245,000	B-	Notes, 7.125% due 1/15/07	246,225
		Sr. Notes:
280,000	B-	7.625% due 4/15/05	284,200
75,000	B-	11.250% due 7/1/08	81,750
359,000	BB	Saks Inc., Notes, 9.875% due 10/1/11	427,210

			2,588,148

Telecommunications Equipment — 1.7%
1,150,000	B	Lucent Technologies, Debentures, 6.450% due 3/15/29	1,046,500
50,000	B-	Nortel Networks Corp., Sr. Notes, 6.125% due 2/15/06	51,125
		Northern Telecom Capital Corp., Notes:
350,000	B-	6.875% due 9/1/23	330,750
155,000	B-	7.875% due 6/15/26	154,225

			1,582,600

Telephone – Cellular — 4.9%
		AirGate PCS, Inc., Sr. Secured Notes:
199,900	CCC-	9.375% due 9/1/09	216,392
100,000	CCC+	5.850% due 10/15/11 (e)(f)	103,250
390,000	CCC	Alamosa (Delaware) Inc., Sr. Notes, 11.000% due 7/31/10	461,175
		AT&T Wireless Services, Inc.:
700,000	A	Notes, 8.125% due 5/1/12	847,398
775,000	A	Sr. Notes, 7.875% due 3/1/11	914,568
225,000	CCC	Dobson Cellular Systems Inc., Secured Notes, 9.875% due 11/1/12 (e)	222,750

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Telephone – Cellular — 4.9% (continued)
$ 450,000	CCC+	IWO Escrow Co., Sr. Secured Notes, 6.320% due 1/15/12 (e)	$455,625
1,100,000	BB	Nextel Communications, Inc., Sr. Notes, 6.875% due 10/31/13	1,199,000
178,000	B-	Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09	202,475

			4,622,633

Transportation – Marine — 0.4%
200,000	B+	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	231,000
175,000	BB+	Windsor Petroleum Transport Corp., Notes, 7.840% due 1/15/21 (e)	183,313

			414,313

Utilities — 6.7%
		AES Corp., Sr. Notes:
690,000	B-	9.500% due 6/1/09	788,325
25,000	B-	7.750% due 3/1/14	27,250
425,000	B+	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (e)	484,500
300,000	CCC+	Aventine Renewable Energy, Inc., Sr. Secured Notes, 8.501% due 12/15/11 (e)(f)	304,500
105,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	122,268
		Calpine Corp.:
		Sr. Notes:
760,000	B	8.500% due 7/15/10 (e)	655,500
15,000	CCC+	8.625% due 8/15/10	11,550
220,000	B	Sr. Secured Notes, 8.750% due 7/15/13 (e)	182,600
		Edison Mission Energy, Sr. Notes:
435,000	B	10.000% due 8/15/08	501,337
125,000	B	7.730% due 6/15/09	135,000
375,000	B	9.875% due 4/15/11	446,250
875,000	B	NRG Energy, Inc., Sr. Secured Notes, 8.000% due 12/15/13 (e)	958,125
395,000	B	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	503,625
		Reliant Resources Inc., Sr. Secured Notes:
500,000	B+	9.250% due 7/15/10	560,000
475,000	B+	9.500% due 7/15/13	542,094

			6,222,924

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Wireless Equipment — 2.0%
		American Tower Corp.:
$ 165,000	CCC	Discount Notes, zero coupon bond to yield 14.330% due 8/1/08	$124,162
		Sr. Notes:
250,000	CCC	9.375% due 2/1/09	265,625
50,000	CCC	7.500% due 5/1/12	52,750
		Crown Castle International Corp., Sr. Notes:
430,000	CCC	10.750% due 8/1/11	468,700
125,000	CCC	7.500% due 12/1/13	135,000
425,000	CCC-	SBA Communications Corp., Sr. Notes, 8.500% due 12/1/12	435,625
350,000	B-	SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10	375,375

			1,857,237

		TOTAL CORPORATE BONDS AND NOTES (Cost — $81,037,265)	88,375,160

Shares
COMMON STOCK — 0.9%
Aerospace/Defense — 0.0%
287		Northrop Grumman Corp.	15,601

Cable/Satellite Television — 0.4%
20,691		Telewest Global, Inc. (h)	363,748

Container/Packaging — 0.0%
6,729		Aurora Foods Inc. (b)(c)(h)	0

Diversified Commercial Services — 0.0%
301		Outsourcing Solutions Inc. (b)(h)	1,052

Diversified Telecommunications — 0.0%
870		McLeodUSA Inc., Class A Shares (h)	626

Electronics — 0.0%
287		Freescale Semiconductor Inc., Class B Shares (h)	5,269

Telephone – Cellular — 0.3%
8,260		Airgate PCS, Inc. (h)	294,056

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Shares	Security	Value
Wireless Equipment — 0.2%
8,541	Crown Castle International Corp. (h)	$142,122
2,601	Motorola, Inc.	44,737

		186,859

	TOTAL COMMON STOCK (Cost — $975,243)	867,211

PREFERRED STOCK — 0.8%
Telephone – Cellular — 0.6%
600	Alamosa Holdings, Inc., Series B, 7.500% Cumulative Exchangeable (g)	562,950

Wireless Equipment — 0.2%
4,800	Crown Castle International Corp., 6.250% due 8/15/12 (g)	235,200

	TOTAL PREFERRED STOCK (Cost — $312,600)	798,150

Warrants
WARRANTS (h) — 0.1%
Containers/Packaging — 0.0%
60	Pliant Corp., Expire 6/1/10 (c)(e)	1

Diversified Financial Services — 0.0%
335	Merrill Lynch & Co., Inc., Expire 5/1/09 (b)(c)(e)	0

Diversified Manufacturing — 0.0%
175	Mueller Holdings Inc., Expire 4/15/14	12,294

Diversified Telecommunications — 0.0%
265	GT Group Telecom Inc., Expire 2/1/10 (b)(c)(e)	0
1,000	Iridium World Communications Ltd., Expire 7/15/05 (b)(c)	10
1,300	RSL Communications, Ltd., Expire 11/15/06 (b)(c)	0

		10

Internet Services — 0.0%
325	Cybernet Internet Services International, Inc., Expire 7/1/09 (b)(c)	0
1,170	WAM!NET Inc., Expire 3/1/05 (c)	12

		12

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Schedule of Investments December 31, 2004 (unaudited) (continued)

Warrants	Security	Value
Wireless Equipment — 0.1%
165	American Tower Corp., Expire 8/1/08 (e)	$38,033

	TOTAL WARRANTS (Cost — $194,832)	50,350

	SUB-TOTAL INVESTMENTS (Cost — $82,519,940)	90,090,871

Face Amount
REPURCHASE AGREEMENT — 3.8%
$3,532,000	UBS Financial Services Inc. dated 12/31/04, 2.170% due 1/3/05; Proceeds at maturity — $3,532,639 (Fully collateralized by various U.S. Government Agencies and International Bank for Reconstruction & Development Bills, Notes and Bonds, 0.000% to 8.875% due 1/18/05 to 3/1/26; Market value — $3,602,657) (Cost — $3,532,000)	3,532,000

	TOTAL INVESTMENTS — 100.0% (Cost — $86,051,940*)	$93,622,871

(a)	All ratings are by Standard & Poor’s Ratings Service.
(b)	Security is fair valued in accordance with the procedures approved by the Fund’s Board of Directors.
(c)	Security has been deemed illiquid.
(d)	Security is currently in default.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(f)	Variable rate security.
(g)	Convertible security exchangeable for shares of common stock.
(h)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

See page 18 for definitions of ratings.

See Notes to Schedule of Investments.

Zenix Income Fund Inc.	Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. ”BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by either Standard & Poor’s or Moody’s.

Zenix Income Fund Inc.	Notes to Financial Statements (unaudited)

1.    Organization and Significant Accounting Policies

Zenix Income Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund’s investment objective is to seek high current income by investing in a diversified portfolio of high-yield, lower rated fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers; any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there were no sale on such day, at the last bid price quoted. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations maturing within 60 days are valued at amortized cost.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

Zenix Income Fund Inc.	Notes to Financial Statements (unaudited) (continued)

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Credit Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investments in securities rated below investment-grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

Zenix Income Fund Inc.	Notes to Financial Statements (unaudited) (continued)

2.    Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,862,152
Gross unrealized depreciation	(3,291,221)
Net unrealized appreciation	$7,570,931

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zenix Income Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 28, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	February 28, 2005